Derivative Liabilities (Details Narrative) - USD ($)				9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 06, 2015	Jun. 09, 2015	May 22, 2015	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2016
Number of common stock issue, new issue	7,876,310
Fair value of warrants						$ (106,994)
Private placement offering (the "March 2015 Offering") [Member] | Warrant [Member]
Number of common stock issue, new issue		26,099	298,551
Exercise price (in dollars per share)		$ 1.50	$ 1.50
Warrant term		5 years	5 years
Fair value of warrants				$ (106,994)